Investments	12 Months Ended
Dec. 31, 2022
Schedule of Investments [Abstract]
Investments

4. Investments:

Investments in debt and equity securities

Investment securities we hold are recorded at fair value in the accompanying consolidated balance sheets. We apply regulated operations accounting to the unrealized gains and losses of all investment securities. All realized and unrealized gains and losses are determined using the specific identification method.

The following tables summarize debt and equity securities at December 31, 2022 and 2021.

	Gross Unrealized
2022	Cost	Gains	Losses	Fair Value

	(dollars in thousands)
Equity	$323,907	$159,445	$(8,949)	$474,403
Debt	833,035	372	(46,369)	787,038
Other	10,445	20	(9)	10,456
Total	$1,167,387	$159,837	$(55,327)	$1,271,897

	Gross Unrealized
2021	Cost	Gains	Losses	Fair Value

	(dollars in thousands)
Equity	$304,305	$280,127	$(4,682)	$579,750
Debt	774,580	4,859	(7,001)	772,438
Other	19,102	—	(1)	19,101
Total	$1,097,987	$284,986	$(11,684)	$1,371,289

The contractual maturities of debt securities, which are included in the estimated fair value table above, at December 31, 2022 and 2021 are as follows:

	2022		2021
	Cost	Fair Value	Cost	Fair Value

	(dollars in thousands)
Due within one year	$367,199	$353,180	$223,933	$222,307
Due after one year through five years	293,523	275,073	371,060	368,574
Due after five years through ten years	66,255	62,576	62,679	62,639
Due after ten years	106,058	96,209	116,908	118,918
Total	$833,035	$787,038	$774,580	$772,438

The following table summarizes the realized gains and losses and proceeds from sales of securities for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020

	(dollars in thousands)
Gross realized gains	$10,029	$33,501	$36,647
Gross realized losses	(31,979)	(19,985)	(16,868)
Proceeds from sales	301,128	913,600	756,513

Investment in associated companies

Investments in associated companies were as follows at December 31, 2022 and 2021:

	2022	2021

	(dollars in thousands)
National Rural Utilities Cooperative Finance Corporation (CFC)	$24,081	$24,081
CT Parts, LLC	6,574	7,049
Georgia Transmission Corporation	38,287	35,696
Georgia System Operations Corporation	7,750	6,500
Other	2,245	2,500
Total	$78,937	$75,826

The CFC investments consist of capital term certificates required in connection with our membership in CFC and a voluntary investment in CFC member capital securities. Accordingly, there is no market for these investments and they are valued at cost. The investment in Georgia Transmission represents capital credits valued at cost. The investment in Georgia System Operations represents loan advances. Repayments of these advances are due by December 2028.

CT Parts, LLC is an affiliated organization formed by us and Smarr EMC for the purpose of purchasing and maintaining spare parts inventory and for the administration of contracted services for combustion turbine generation facilities. Such investment is recorded at cost.

Rocky Mountain transactions

In December 1996 and January 1997, we entered into six long-term lease transactions relating to our 74.61% undivided interest in Rocky Mountain. In each transaction, we leased a portion of our undivided interest in Rocky Mountain to six separate owner trusts for the benefit of three investors, referred to as owner participants, for a term equal to 120% of the estimated useful life of Rocky Mountain. Immediately thereafter, the owner trusts leased their undivided interests in Rocky Mountain to our wholly owned subsidiary, Rocky Mountain Leasing Corporation, or RMLC, for a term of 30 years under six separate leases. RMLC then subleased the undivided interests back to us under six separate leases for an identical term.

In 2012, we terminated five of the six lease transactions prior to the end of their lease terms. The remaining lease in place represented approximately 10% of the original lease transactions. Pursuant to a payment undertaking agreement, we have a guarantee for the annual basic rent payments due under the remaining lease. The fair value amount relating to the guarantee of basic rent payment is immaterial to us principally due to the high credit rating of the payment undertaker, Rabobank Nederland. The basic rental payments remaining through the end of the lease, which expires in 2027, are approximately $19,565,000.

At the end of the term of the remaining facility lease, we have the option to cause RMLC to purchase the owner trust’s undivided interest in Rocky Mountain at a fixed purchase option price of approximately $112,000,000. The payment undertaking agreement, along with the equity funding agreement with AIG Matched Funding Corp., would fund approximately $74,000,000 and $37,928,000 of this amount, respectively, and these amounts would be paid to the owner trust over five installments in 2027. If we do not elect to cause RMLC to purchase the owner trust’s undivided interest in Rocky Mountain, Georgia Power has an option to purchase the undivided interest. If neither we nor Georgia Power exercise our purchase option, and we return (through RMLC) the undivided interest in Rocky Mountain to the owner trust, the owner trust has several options it can elect, including:

●	causing RMLC and us to renew the related facility lease and facility sublease for up to an additional 16 years and provide collateral satisfactory to the owner trust,
●	leasing its undivided interest to a third party under a replacement lease, or
●	retaining the undivided interest for its own benefit.

Under the first two of these options we must arrange new financing for the outstanding amount of the loan used to finance the owner trust’s upfront rental payment made to us when the lease closed on December 31, 1996. At the end of the lease term, the amount of the outstanding loan is anticipated to be approximately $74,000,000. If new financing cannot be arranged, the owner trust can ultimately cause us to purchase 49%, in the case of the first option above, or all, in the case of the second option above, of the loan certificate or cause RMLC to exercise its purchase option or RMLC to renew the facility lease and facility sublease, respectively.

The assets of RMLC are not available to pay our creditors.